Investments in subsidiaries	12 Months Ended
Sep. 30, 2020
Business Combinations 1 [Abstract]
Investments in subsidiaries
Investments in subsidiaries
a)    Business acquisitions realized in current fiscal year
The Company made the following significant acquisitions during the year ended September 30, 2020:

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On December 18, 2019, the Company acquired all of the outstanding shares of SCISYS Group Plc (SCISYS), for a purchase price of $130,260,000. Predominantly based in United Kingdom and Germany, SCISYS operates in several sectors, with deep expertise and industry leading solutions in the space and defense sectors, as well as in the media and broadcast news industries, headquartered in Dublin, Ireland.

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On January 20, 2020, the Company acquired all of the outstanding shares of Meti Logiciels et Services SAS (Meti), for a purchase price of $43,404,000. Based in France, Meti is specialized in the development of software solutions for the retail sector across Europe and works with some of Europe's largest retailers.

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On March 31, 2020, the Company acquired all of the outstanding shares of TeraThink Corporation (TeraThink), for a purchase price of $99,388,000. Based in the United States, TeraThink is an information technology and management consulting firm providing digitization, enterprise finance, risk management, and data analytics services to the U.S. federal government and is headquartered in Reston, Virginia.

The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	SCISYS	TeraThink	Other	Total
	$	$	$	$
Current assets	28,461	14,227	12,995	55,683
PP&E (Note 6)	16,893	1,369	638	18,900
Right-of-use assets (Note 7)	3,362	4,228	4,269	11,859
Intangible assets (Note 9)	16,837	19,025	10,661	46,523
Goodwill[1] (Note 12)	144,712	86,642	37,683	269,037
Current liabilities	(68,254)	(13,910)	(14,414)	(96,578)
Deferred tax liabilities	(3,030)	—	(1,507)	(4,537)
Retirement benefits obligations (Note 17)	—	—	(1,068)	(1,068)
Long-term debt	(10,880)	(9,732)	(122)	(20,734)
Lease liabilities	(4,336)	(4,935)	(4,321)	(13,592)
	123,765	96,914	44,814	265,493
Cash acquired	6,495	2,474	7,035	16,004
Net assets acquired	130,260	99,388	51,849	281,497

Consideration paid	130,260	99,388	51,849	281,497

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2020, $32,272,000 of the goodwill is included in the Western and Southern Europe operating segment, $5,411,000 in the Canada operating segment, $86,642,000 in the U.S. Federal operating segment, $53,170,000 in the U.K and Australia operating segment and $91,542,000 in the Central and Eastern Europe operating segment. The goodwill is only deductible for tax purposes for TeraThink.

27.    Investments in subsidiaries (continued)
a)    Business acquisitions realized in current fiscal year (continued)
The fair value of assets acquired and liabilities assumed for SCISYS, TeraThink and Meti are preliminary and are expected to be completed as soon as management will have gathered all the information available and considered necessary in order to finalize this allocation.
For the year ended September 30, 2020, the above significant acquisitions would have contributed approximately $250,000,000 of revenues and individually between 6.0% and 10.5% of earnings before acquisition-related and integration costs, and income taxes to the financial results of the Company had the acquisition dates been October 1, 2019. These figures are indicative of the actual contribution when considering the specific dates of acquisition.
With significant strategic consulting, system integration and customer-centric digital innovation capabilities, these acquisitions were made to complement CGI's proximity model and expertise across key sectors, including communications, retail, space and defense and government.
b)    Business acquisitions realized in the prior fiscal year
The Company made the following acquisitions during the year ended September 30, 2019:

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On October 11, 2018, the Company acquired all outstanding shares of ckc AG (ckc), a specialized provider of agile software development and management services, with a focus on the automotive sector, headquartered in Brunswick, Germany.

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During the year, the Company acquired the control of Acando AB (Acando), a consulting services firm headquartered in Stockholm, Sweden, through a step acquisition. In March 2019, the Company acquired 22.6% of the outstanding shares of Acando which was accounted for as an investment in an associate using the equity method. On April 16, 2019, the Company acquired control of Acando through the acquisition of an additional 71.1% of the outstanding shares under a tender offer and by May 14, 2019, an additional 2.4% was acquired. The remaining 3.9% of the outstanding shares, which are included in accounts payable and accrued liabilities in the consolidated balance sheet, were acquired on October 11, 2019.

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On August 30, 2019, the Company acquired all outstanding shares of Annams Systems Corporation d/b/a Sunflower Systems (Sunflower), a specialized provider of asset management software, solutions and services, headquartered in San Ramon, California.

With strategic consulting, system integration and customer-centric digital innovation capabilities, these acquisitions were made to complement CGI's proximity model and expertise across key sectors, including manufacturing, retail and government.

27.    Investments in subsidiaries (continued)
b)    Business acquisitions realized in the prior fiscal year (continued)
The following table presents the fair value of assets acquired and liabilities assumed for all the above acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed. During the year ended September 30, 2019, the Company finalized the fair value of assets acquired and liabilities assumed for ckc. The fair value of assets acquired and liabilities assumed for Acando and Sunflower were preliminary.

	Acando	Other	Total
	$	$	$
Current assets	105,298	14,674	119,972
PP&E (Note 6)	6,404	1,271	7,675
Intangible assets (Note 9)	102,889	9,855	112,744
Goodwill[1]	555,921	31,916	587,837
Current liabilities	(120,746)	(12,735)	(133,481)
Deferred tax liabilities	(25,966)	(1,324)	(27,290)
Retirement benefits obligations (Note 17)	(6,550)	(1,444)	(7,994)
Long-term debt	(9,828)	—	(9,828)
	607,422	42,213	649,635
Cash acquired	16,348	(2,481)	13,867
Net assets acquired	623,770	39,732	663,502

Consideration paid	599,744	37,738	637,482
Consideration payable	24,026	1,994	26,020

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2019, $465,209,000 of the goodwill is included in the Scandinavia operating segment, $90,943,000 in the Central and Eastern Europe operating segment, $17,730,000 in the Finland, Poland and Baltics operating segment and $13,955,000 in the U.S. Federal operating segment. The goodwill is only deductible for tax purposes for Sunflower.

During fiscal year 2019, the Company acquired 96.1% of the outstanding shares of Acando and the remaining 3.9% on October 11, 2019 for $23,123,000. During the year ended September 30, 2020, the Company finalized the fair value of assets acquired and liabilities assumed for Acando and Sunflower with no significant adjustments.
c)    Acquisition-related and integration costs
During the year ended September 30, 2020, the Company expensed $76,794,000, for acquisition-related and integration costs. This amount includes acquisition-related costs of $6,545,000, and integration costs of $70,249,000. The acquisition-related costs consist mainly of professional fees incurred for the acquisitions. The integration costs mainly include terminations of employment of $49,390,000, accounted for in restructuring provisions, as well as other integration costs of $20,859,000.
During the year ended September 30, 2019, the Company expensed $77,417,000, for acquisition-related and integration costs. This amount included acquisition-related costs of $1,992,000, and integration costs of $75,425,000. The acquisition-related costs consist mainly of professional fees incurred for the acquisitions. The integration costs mainly include terminations of employment of $56,268,000, accounted for in restructuring provisions, as well as other integration costs of $19,157,000.
d)     Disposal
There was no significant disposal during the years ended September 30, 2020 and 2019.